Retained Earnings and Dividends Paid (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Retained Earnings and Dividends Paid [Abstract]
Retained Earnings
Details of retained earnings as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Legal reserve(*)	￦	1,604,910	1,604,910
Voluntary reserves		34,785,425	32,179,066
Retained earnings before appropriations		12,811,798	17,349,625

Retained earnings	￦	49,202,133	51,133,601

(*)

The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.

Voluntary reserves
Details of voluntary reserves as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Reserve for investment on social overhead capital	￦	5,277,449	5,277,449
Reserve for research and human development(*)		330,000	330,000
Reserve for business expansion		28,967,976	26,361,617
Reserve for equalizing dividends		210,000	210,000

	￦	34,785,425	32,179,066

(*)

The reserve for research and human development is appropriated by KEPCO to use as qualified tax credits to reduce corporate tax liabilities. The reserve is available for cash dividends for a certain period as defined by the Restriction of Special Taxation Act of Korea.

Changes in Retained Earnings
Changes in retained earnings for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Beginning balance	￦	51,519,119	49,202,133
Profit (loss) for the period attributed to owner of the controlling Company		(2,345,517)	1,991,347
Changes in equity method retained earnings		(6,789)	3,181
Remeasurements of defined benefit liability, net of tax		36,160	(62,857)
Transfer of gain (loss) on valuation of financial assets through other comprehensive income		(840)	—
Transactions between consolidated entities		—	(203)

Ending balance	￦	49,202,133	51,133,601

Dividends Paid
Dividends paid for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	790	507,152

	2019
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

	2020
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

Changes in retained earnings of investments in associates and joint ventures
Changes in retained earnings of investments in associates and joint ventures for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Beginning balance	￦	3,969	(2,820)
Changes		(6,789)	3,181

Ending balance	￦	(2,820)	361

Changes in retained earnings of remeasurement components
Changes in remeasurement components related to defined benefit liability for the years ended December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Beginning balance	￦	(219,381)	(117,779)
Changes		76,395	(77,828)
Income tax effect		(40,235)	14,971
Transfer to reserve for business expansion		65,442	11,402

Ending balance	￦	(117,779)	(169,234)